UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2017

Date of reporting period: June 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Emerging Markets Multi-Asset Portfolio

Portfolio of Investments

June 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 47.2%
Financials - 7.6%
Banks - 4.2%
Banco Macro SA (ADR)	1,410	$104,650
Bangkok Bank PCL (NVDR)	18,600	84,203
Bank of China Ltd. - Class H	105,000	42,337
China Construction Bank Corp. - Class H	169,000	112,881
Credicorp Ltd.	760	117,291
Erste Group Bank AG (a)	2,550	58,058
Itausa - Investimentos Itau SA (Preference Shares)	126,699	299,363
KB Financial Group, Inc.	2,740	77,915
Komercni banka AS	1,200	44,993
OTP Bank PLC	13,400	299,857
Shinhan Financial Group Co., Ltd.	2,790	91,705

		1,333,253

Consumer Finance - 0.7%
Gentera SAB de CV	21,700	38,872
Samsung Card Co., Ltd.	5,450	197,497

		236,369

Diversified Financial Services - 1.1%
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	25,600	143,449
Haci Omer Sabanci Holding AS	46,390	152,243
Remgro Ltd.	4,000	69,409

		365,101

Insurance - 0.7%
Dongbu Insurance Co., Ltd.	2,270	136,632
Samsung Life Insurance Co., Ltd.	940	82,260

		218,892

Real Estate Management & Development - 0.9%
Aldar Properties PJSC	259,660	191,448
Greentown China Holdings Ltd. (a)	132,000	93,102
Kaisa Group Holdings Ltd. (a)(b)(c)	223,000	11,210

		295,760

		2,449,375

Consumer Staples - 7.5%
Beverages - 0.3%
Anheuser-Busch InBev SA/NV	850	112,401

Food & Staples Retailing - 1.1%
BGF retail Co., Ltd.	380	70,754
Clicks Group Ltd.	9,930	82,727
Eurocash SA	16,060	188,185

		341,666

Food Products - 2.8%
AVI Ltd.	8,530	48,071
Cosumar	1,160	22,635
Gruma SAB de CV - Class B	7,170	103,143
Grupo Lala SAB de CV	70,770	156,036

Company	Shares	U.S. $ Value
Uni-President Enterprises Corp.	122,000	$240,955
Universal Robina Corp.	10,320	45,771
WH Group Ltd. (d)	351,000	277,990

		894,601

Household Products - 0.6%
Colgate-Palmolive Co.	2,550	186,660

Personal Products - 0.1%
LG Household & Health Care Ltd.	50	48,828

Tobacco - 2.6%
British American Tobacco PLC	2,000	129,658
Gudang Garam Tbk PT	26,000	136,036
KT&G Corp.	2,580	305,563
Philip Morris International, Inc.	2,440	248,197

		819,454

		2,403,610

Information Technology - 6.8%
Electronic Equipment, Instruments & Components - 1.2%
Hon Hai Precision Industry Co., Ltd.	118,650	305,676
Zhen Ding Technology Holding Ltd.	41,000	74,193

		379,869

Semiconductors & Semiconductor Equipment - 4.0%
Hua Hong Semiconductor Ltd. (d)	157,000	147,051
Novatek Microelectronics Corp.	137,000	513,461
Taiwan Semiconductor Manufacturing Co., Ltd.	33,000	166,310
Transcend Information, Inc.	128,000	389,267
Win Semiconductors Corp.	36,000	73,679

		1,289,768

Software - 0.3%
NCSoft Corp.	510	105,016

Technology Hardware, Storage & Peripherals - 1.3%
Lite-On Technology Corp.	75,631	104,166
Samsung Electronics Co., Ltd.	130	161,896
Samsung Electronics Co., Ltd. (Preference Shares)	130	134,106

		400,168

		2,174,821

Consumer Discretionary - 5.4%
Auto Components - 0.3%
Hankook Tire Co., Ltd.	2,040	90,760

Automobiles - 1.4%
Dongfeng Motor Group Co., Ltd. - Class H	268,000	282,486
Kia Motors Corp.	4,580	172,572

		455,058

Diversified Consumer Services - 1.0%
New Oriental Education & Technology Group, Inc. (Sponsored ADR)	3,970	166,264

Company	Shares	U.S. $ Value
TAL Education Group (ADR) (a)	2,780	$172,527

		338,791

Hotels, Restaurants & Leisure - 0.8%
Gourmet Master Co., Ltd.	8,000	70,817
Yum! Brands, Inc.	2,180	180,765

		251,582

Household Durables - 0.2%
Even Construtora e Incorporadora SA	45,300	54,152

Media - 0.3%
Surya Citra Media Tbk PT	419,500	105,414

Textiles, Apparel & Luxury Goods - 1.4%
Luthai Textile Co., Ltd. - Class B	131,886	171,374
Pou Chen Corp.	30,000	40,381
Yue Yuen Industrial Holdings Ltd.	58,500	233,367

		445,122

		1,740,879

Energy - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
Cosan SA Industria e Comercio	14,800	153,469
LUKOIL PJSC (London) (Sponsored ADR)	16,360	682,703
MOL Hungarian Oil & Gas PLC	5,420	313,769
Tatneft PJSC (Sponsored ADR)	9,720	300,046
YPF SA (Sponsored ADR)	13,960	268,032

		1,718,019

Materials - 4.5%
Chemicals - 3.2%
Hyosung Corp.	2,080	227,664
Lotte Chemical Corp.	1,810	450,487
Mitsubishi Gas Chemical Co., Inc.	58,000	302,581
Sinopec Shanghai Petrochemical Co., Ltd. - Class H	94,000	43,495

		1,024,227

Construction Materials - 0.3%
China National Materials Co., Ltd. - Class H	404,000	87,827

Metals & Mining - 0.2%
Novolipet Steel (GDR) REG S (a)(d)	6,290	81,770

Paper & Forest Products - 0.8%
Lee & Man Paper Manufacturing Ltd.	62,000	46,319
Sappi Ltd. (a)	43,770	203,768

		250,087

		1,443,911

Utilities - 3.5%
Electric Utilities - 1.9%
Cia de Transmissao de Energia Eletrica Paulista (Preference Shares)	6,100	118,684
Equatorial Energia SA	7,300	110,558
Korea Electric Power Corp.	4,610	241,988

Company	Shares	U.S. $ Value
Transmissora Alianca de Energia Eletrica SA	24,200	$144,644

		615,874

Independent Power and Renewable Electricity Producers - 1.6%
Huadian Power International Corp., Ltd. - Class H	774,000	370,970
Huaneng Power International, Inc. - Class H	190,000	118,260

		489,230

		1,105,104

Industrials - 3.0%
Airlines - 0.7%
Air Arabia PJSC	612,380	219,082

Commercial Services & Supplies - 0.1%
Cleanaway Co., Ltd.	9,000	48,492

Construction & Engineering - 1.0%
China Machinery Engineering Corp. - Class H	113,000	73,890
Hyundai Engineering & Construction Co., Ltd.	2,470	72,264
Metallurgical Corp. of China Ltd. - Class H	614,000	188,547

		334,701

Industrial Conglomerates - 0.7%
Far Eastern New Century Corp.	90,000	67,351
Jardine Strategic Holdings Ltd.	4,700	142,268

		209,619

Transportation Infrastructure - 0.5%
Grupo Aeroportuario del Pacifico SAB de CV - Class B	9,640	99,102
Jiangsu Expressway Co., Ltd. - Class H	46,000	64,238

		163,340

		975,234

Telecommunication Services - 2.0%
Diversified Telecommunication Services - 1.6%
China Telecom Corp., Ltd. - Class H	154,000	69,256
Chunghwa Telecom Co., Ltd.	93,000	336,350
KT Corp. (Sponsored ADR) (e)	6,740	96,113

		501,719

Wireless Telecommunication Services - 0.4%
China Mobile Ltd.	9,500	109,889
SK Telecom Co., Ltd.	120	22,544

		132,433

		634,152

Health Care - 1.5%
Health Care Equipment & Supplies - 0.9%
Osstem Implant Co., Ltd. (a)	1,000	68,116
St Shine Optical Co., Ltd.	10,200	230,501

		298,617

Company	Shares		U.S. $ Value
Health Care Providers & Services - 0.6%
Odontoprev SA		45,000	$186,455

			485,072

Total Common Stocks (cost $14,391,248)			15,130,177

	Principal Amount (000)
EMERGING MARKETS - SOVEREIGNS - 11.9%
Angola - 0.6%
Republic of Angola Via Northern Lights III BV
7.00%, 8/16/19 (d)	U.S.$	203	204,141

Argentina - 1.4%
Argentine Republic Government International Bond
Series NY
2.50%, 12/31/38 (f)		94	63,450
7.50%, 4/22/26 (d)		150	162,150
7.625%, 4/22/46 (d)		150	162,000
8.28%, 12/31/33 (g)		50	56,278

			443,878

Azerbaijan - 0.7%
Republic of Azerbaijan International Bond
4.75%, 3/18/24 (d)		221	223,497

Brazil - 1.2%
Brazilian Government International Bond
4.25%, 1/07/25		200	196,000
5.00%, 1/27/45		200	179,500

			375,500

Costa Rica - 0.6%
Costa Rica Government International Bond
7.00%, 4/04/44 (d)		200	199,000

Dominican Republic - 0.7%
Dominican Republic International Bond
5.875%, 4/18/24 (d)		225	235,125

El Salvador - 0.3%
El Salvador Government International Bond
6.375%, 1/18/27 (d)		93	84,165

Gabon - 0.5%
Gabon Government International Bond
6.375%, 12/12/24 (d)		200	172,260

Ivory Coast - 0.7%
Ivory Coast Government International Bond
5.75%, 12/31/32 (d)(f)		242	224,931

Company	Principal Amount (000)		U.S. $ Value
Jamaica - 0.7%
Jamaica Government International Bond
7.625%, 7/09/25		200	$223,000

Lebanon - 0.4%
Lebanon Government International Bond
Series E
6.10%, 10/04/22 (d)		40	39,036
8.25%, 4/12/21 (d)		78	83,568

			122,604

Paraguay - 0.6%
Paraguay Government International Bond
4.625%, 1/25/23 (d)		200	208,000

Russia - 1.0%
Russian Foreign Bond - Eurobond
4.875%, 9/16/23 (d)		200	218,148
5.00%, 4/29/20 (d)		100	107,892

			326,040

Sri Lanka - 0.9%
Sri Lanka Government International Bond
6.00%, 1/14/19 (d)		281	286,220

Ukraine - 0.6%
Ukraine Government International Bond
7.75%, 9/01/19 (d)		179	176,351

United Republic of Tanzania - 0.6%
Tanzania Government International Bond
6.892% (LIBOR 6 Month + 6.00%), 3/09/20 (d)(h)		178	181,070

Venezuela - 0.4%
Venezuela Government International Bond
7.00%, 3/31/38 (d)		107	42,533
7.75%, 10/13/19 (d)		207	92,632

			135,165

Total Emerging Markets - Sovereigns (cost $3,722,755)			3,820,947

GOVERNMENTS - TREASURIES - 10.3%
Colombia - 0.9%
Colombian TES
Series B
6.00%, 4/28/28	COP	302,500	90,680
7.00%, 5/04/22		7,300	2,494
10.00%, 7/24/24		454,000	180,690

			273,864

Company	Principal Amount (000)		U.S. $ Value
Hungary - 0.5%
Hungary Government Bond
Series 25/B
5.50%, 6/24/25	HUF	36,000	$150,322

Indonesia - 1.6%
Indonesia Treasury Bond
Series FR56
8.375%, 9/15/26	IDR	2,629,000	211,072
Series FR70
8.375%, 3/15/24		3,427,000	273,512
Series FR72
8.25%, 5/15/36		522,000	41,717

			526,301

Mexico - 2.0%
Mexican Bonos
Series M
5.75%, 3/05/26	MXN	3,310	179,558
Series M 10
8.50%, 12/13/18		3,960	234,036
Series M 20
10.00%, 12/05/24		3,420	239,862

			653,456

Peru - 0.2%
Peru Government Bond
5.20%, 9/12/23	PEN	166	49,219

Poland - 0.8%
Poland Government Bond
Series 0725
3.25%, 7/25/25	PLN	996	261,029

Romania - 0.2%
Romania Government Bond
Series 10Y
5.85%, 4/26/23	RON	270	77,612

Russia - 1.7%
Russian Federal Bond - OFZ
Series 6212
7.05%, 1/19/28	RUB	25,968	372,476
Series 6215
7.00%, 8/16/23		11,139	162,696

			535,172

South Africa - 0.9%
South Africa Government Bond
Series R186
10.50%, 12/21/26	ZAR	3,935	297,185

Thailand - 0.8%
Thailand Government Bond
3.625%, 6/16/23	THB	7,899	250,912

Turkey - 0.7%
Turkey Government Bond
9.40%, 7/08/20	TRY	647	229,312

Total Governments - Treasuries (cost $3,193,978)			3,304,384

Company	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN BONDS - 9.5%
Chile - 0.5%
Chile Government International Bond
2.25%, 10/30/22	U.S.$	162	$163,296

Croatia - 0.7%
Croatia Government International Bond
6.00%, 1/26/24 (d)		200	218,060

Hungary - 0.5%
Hungary Government International Bond
5.75%, 11/22/23		146	165,994

Indonesia - 2.0%
Indonesia Government International Bond
3.375%, 4/15/23 (d)		644	647,496

Kazakhstan - 0.6%
Kazakhstan Government International Bond
4.875%, 10/14/44 (d)		200	194,500

Mexico - 0.6%
Mexico Government International Bond
4.00%, 10/02/23		72	77,511
4.75%, 3/08/44		98	105,595

			183,106

Oman - 0.6%
Oman Government International Bond
4.75%, 6/15/26 (d)		200	197,931

Panama - 0.7%
Panama Government International Bond
4.00%, 9/22/24		200	214,500

Peru - 0.8%
Peruvian Government International Bond
4.125%, 8/25/27		78	85,605
7.35%, 7/21/25		117	159,120

			244,725

Poland - 0.5%
Poland Government International Bond
4.00%, 1/22/24		61	65,880
5.00%, 3/23/22		87	97,849

			163,729

Turkey - 1.9%
Turkey Government International Bond
7.00%, 6/05/20		95	107,746
7.375%, 2/05/25		396	488,613

			596,359

Company	Principal Amount (000)		U.S. $ Value
Uruguay - 0.1%
Uruguay Government International Bond
5.10%, 6/18/50	U.S.$	43	$42,785

Total Governments - Sovereign Bonds (cost $2,877,499)			3,032,481

QUASI-SOVEREIGNS - 4.7%
Quasi-Sovereign Bonds - 4.7%
Hungary - 0.6%
Magyar Export-Import Bank Zrt
4.00%, 1/30/20 (d)		200	203,325

Mexico - 1.6%
Petroleos Mexicanos
3.50%, 1/30/23		274	257,998
4.25%, 1/15/25		48	46,224
5.50%, 6/27/44		191	172,578
5.625%, 1/23/46		44	40,106

			516,906

South Africa - 0.6%
Eskom Holdings SOC Ltd.
7.125%, 2/11/25 (d)		200	198,230

Turkey - 0.7%
Export Credit Bank of Turkey
5.375%, 11/04/16 (d)		224	226,471

Venezuela - 1.2%
Petroleos de Venezuela SA
6.00%, 5/16/24-11/15/26 (d)		940	326,975
8.50%, 11/02/17 (d)		65	45,563

			372,538

Total Quasi-Sovereigns (cost $1,534,437)			1,517,470

EMERGING MARKETS - TREASURIES - 4.6%
Argentina - 0.1%
Argentine Republic Ministry of Economy & Public Finance
Series BONA
33.00%, 7/12/16 (h)	ARS	436	31,530
33.09%, 9/30/16 (h)		176	11,709

			43,239

Brazil - 3.9%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 8/15/22-8/15/50	BRL	217	193,146
Series F
10.00%, 1/01/21-1/01/27		3,779	1,062,096

			1,255,242

Company	Principal Amount (000)		U.S. $ Value
Dominican Republic - 0.6%
Dominican Republic International Bond
16.00%, 7/10/20 (i)	DOP	7,100	$184,079

Total Emerging Markets - Treasuries (cost $1,331,446)			1,482,560

GOVERNMENTS - SOVEREIGN AGENCIES - 1.3%
Brazil - 0.7%
Banco do Brasil SA/Cayman
9.00%, 6/18/24 (d)(j)	U.S.$	200	155,000
Petrobras Global Finance BV
6.85%, 6/05/15		23	17,480
8.75%, 5/23/26		52	52,260

			224,740

Colombia - 0.6%
Ecopetrol SA
5.875%, 9/18/23		200	206,000

Total Governments - Sovereign Agencies (cost $472,583)			430,740

	Shares
INVESTMENT COMPANIES - 1.3%
Funds and Investment Trusts - 1.3%
db x-trackers MSCI Pakistan IM TRN Index UCITS ETF (a)		50,750	100,989
VFMVN30 ETF Fund (a)		673,030	298,913

Total Investment Companies (cost $370,566)			399,902

	Principal Amount (000)
EMERGING MARKETS - CORPORATE BONDS - 1.2%
Industrial - 1.1%
Capital Goods - 0.3%
Odebrecht Finance Ltd.
7.125%, 6/26/42 (d)	U.S.$	200	86,000

Consumer Non-Cyclical - 0.8%
Marfrig Holdings Europe BV
8.00%, 6/08/23 (d)		200	204,100
Tonon Luxembourg SA
7.25%, 1/24/20 (c)(d)(g)(k)		285	34,196
Virgolino de Oliveira Finance SA
11.75%, 2/09/22 (g)(i)		202	11,110

			249,406

			335,406

Company	Principal Amount (000)			U.S. $ Value
Non Corporate Sectors - 0.1%
Agencies - Not Government Guaranteed - 0.1%
Petrobras Global Finance BV	U.S.$	35		$36,138

Total Emerging Markets - Corporate Bonds (cost $732,111)				371,544

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.9%
Argentina - 0.9%
Provincia de Buenos Aires/Argentina (d)		150		151,875
Provincia de Cordoba (d)		150		150,375

Total Local Governments - Regional Bonds (cost $300,000)				302,250

	Contracts
OPTIONS PURCHASED - CALLS - 0.0%
Options on Funds and Investment Trusts - 0.0%
iShares MSCI Emerging Markets Expiration: Jul 2016, Exercise Price: $35.00 (a)(l) (premiums paid $32,170)		240		6,840

	Notional Amount (000)
OPTIONS PURCHASED - PUTS - 0.0%
Swaptions - 0.0%
IRS Swaption Morgan Stanley Capital Services LLC Expiration: Aug 2016, Pay 1.99%, Receive 3-Month LIBOR (a) (premiums paid $8,225)		1,597		715

	Shares
SHORT-TERM INVESTMENTS - 3.9%
Investment Companies - 3.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.25% (m)(n) (cost $1,232,429)		1,232,429		1,232,429

	Principal Amount (000)
TIME DEPOSITS - 0.1%
BBH, Grand Cayman
(0.55)%, 7/01/16	EUR	1		1,045
(0.33)%, 7/01/16	JPY	147		1,425
Zero Coupon, 7/04/16	HKD	65		8,341
0.05%, 7/01/16	SGD	0	*	305
0.059%, 7/01/16	NOK	2		205
0.065%, 7/04/16	CAD	1		599
0.114%, 7/01/16	GBP	7		9,259
0.729%, 7/01/16	AUD	1		1,116
7.00%, 7/01/16	ZAR	19		1,289

Total Time Deposits (cost $23,623)				23,584

Total Short-Term Investments (cost $1,256,052)				1,256,013

Total Investments Before Security Lending Collateral for Securities Loaned - 96.8% (cost $30,223,070)				31,056,023

Company	Shares	U.S. $ Value
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%
INVESTMENT COMPANIES - 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.25% (cost $97,350)	97,350	$97,350

Total Investments- 97.1% (cost $30,320,420) (o)		31,153,373
Other assets less liabilities- 2.9%		932,620

Net Assets- 100.0%		$32,085,993

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
FTSE China A50 Futures	32	July 2016	$287,840	$297,618	$9,778
H-shares Index Futures	6	July 2016	319,254	340,373	21,119
Mini MSCI Emerging Markets Index Futures	43	September 2016	1,752,453	1,804,413	51,960
U.S. T-Note 10 Yr (CBT) Futures	2	September 2016	259,297	265,969	6,672
U.S. T-Note 5 Yr (CBT) Futures	8	September 2016	959,563	977,313	17,750

					$107,279

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	RUB	4,389	USD	67	8/18/16	$(1,304)
Barclays Bank PLC	INR	45,454	USD	663	9/20/16	(1,108)
BNP Paribas SA	USD	8	ARS	143	1/26/17	267
BNP Paribas SA	USD	8	ARS	144	1/31/17	290
BNP Paribas SA	USD	8	ARS	144	2/03/17	323

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD	33	ARS	581	2/13/17	$1,144
BNP Paribas SA	USD	25	ARS	441	2/16/17	950
BNP Paribas SA	USD	17	ARS	295	2/17/17	704
BNP Paribas SA	USD	50	ARS	896	2/21/17	2,571
BNP Paribas SA	USD	8	ARS	151	2/23/17	515
BNP Paribas SA	USD	16	ARS	290	2/24/17	1,064
BNP Paribas SA	USD	9	ARS	160	2/27/17	714
BNP Paribas SA	USD	5	ARS	85	2/28/17	411
BNP Paribas SA	USD	5	ARS	86	3/01/17	474
BNP Paribas SA	USD	5	ARS	97	3/02/17	664
Brown Brothers Harriman & Co.	CAD	276	USD	215	7/22/16	1,770
Brown Brothers Harriman & Co.	CZK	6,149	USD	258	9/20/16	5,394
Brown Brothers Harriman & Co.	EUR	448	USD	509	9/20/16	10,838
Brown Brothers Harriman & Co.	MXN	1,898	USD	100	7/22/16	(4,034)
Citibank, NA NY	TRY	679	USD	230	7/29/16	(4,628)
Deutsche Bank AG	IDR	1,468,365	USD	109	9/20/16	(1,131)
Goldman Sachs Capital Markets	BRL	565	USD	167	7/22/16	(7,500)
Goldman Sachs Capital Markets	BRL	1,017	USD	311	8/02/16	(2,418)
Goldman Sachs Capital Markets	BRL	161	USD	50	8/02/16	56
Goldman Sachs Capital Markets	USD	1,131	INR	76,656	9/20/16	(10,591)
Goldman Sachs Capital Markets	USD	530	RUB	34,895	8/18/16	8,777
JPMorgan Chase Bank	AUD	1,049	USD	773	9/20/16	(7,355)
JPMorgan Chase Bank	CAD	1,010	USD	775	9/20/16	(6,806)
JPMorgan Chase Bank	HUF	222,863	USD	798	9/20/16	14,712
Morgan Stanley Capital Services LLC	BRL	167	USD	50	7/22/16	(1,588)
Standard Chartered Bank	USD	465	IDR	6,270,717	9/20/16	5,898

						$9,073

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Venezuela Government International Bond, 9.25% 9/15/27, 9/20/16*	(5.00)%	41.23%	$400	$30,332	$13,743	$16,589
Goldman Sachs International
Brazilian Government International, 4.250%, 1/7/25, 6/20/18*	(1.00)	1.28	93	481	1,253	(772)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citibank, NA
CDX-EM Series 25 5 Year Index, 6/20/21*	1.00%	2.67%	$1,410	$(106,004)	$(114,203)	$8,199
Goldman Sachs International
Federative Republic of Brazil, 4.250%, 1/7/25, 6/20/21*	1.00	3.08	43	(3,869)	(4,997)	1,128
JPMorgan Chase Bank, NA
Russian Federation, 7.500%, 3/31/30, 6/20/21*	1.00	2.30	160	(9,666)	(13,423)	3,757

				$(88,726)	$(117,627)	$28,901

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
Credit Suisse International
JPMorgan EM Local Currency Bond ETF	82,683	LIBOR Plus 10.00%	1,532	9/15/16	$27,291
JPMorgan Chase Bank, NA
JPMorgan EMBI Global Core Index	4,857	LIBOR Plus 0.65%	2,400	7/22/16	49,324

					$76,615

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citibank, NA
iShares MSCI Emerging Markets ETF 7/15/16*	$27.50	$91	$(34,935)	$0	$(34,935)
Deutsche Bank AG
iShares MSCI Emerging Markets ETF 8/19/16*	20.00	157	11,791	0	11,791

			$(23,144)	$0	$(23,144)

*	Termination date

*	Principal amount less than 500.
(a)	Non-income producing security.

(b)	Fair valued by the Adviser.
(c)	Illiquid security.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the aggregate market value of these securities amounted to $6,649,627 or 20.7% of net assets.
(e)	Represents entire or partial securities out on loan.
(f)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2016.
(g)	Defaulted.
(h)	Floating Rate Security. Stated interest rate was in effect at June 30, 2016.
(i)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.61% of net assets as of June 30, 2016, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Dominican Republic International Bond
16.00%, 7/10/20	9/11/12	$203,611	$184,079	0.57%
Virgolino de Oliveira Finance SA
11.75%, 2/09/22	7/12/13	172,628	11,110	0.03%

(j)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(k)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2016.
(l)	One contract relates to 100 shares.
(m)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(n)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(o)	As of June 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,109,550 and gross unrealized depreciation of investments was $(1,276,597), resulting in net unrealized appreciation of $832,953.

Currency Abbreviation:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
COP	-	Colombian Peso
CZK	-	Czech Koruna
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
PEN	-	Peruvian Sol
PLN	-	Polish Zloty
RON	-	New Romanian Leu
RUB	-	Russian Ruble
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
CBT	-	Chicago Board of Trade
CDX-EM	-	Emerging Market Credit Default Swap Index
EM	-	Emerging Market
EMBI	-	Emerging Market Bond Index
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt
IRS	-	Interest Rate Swaption
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NVDR	-	Non Voting Depositary Receipt
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares
UCITS	-	Undertaking for Collective Investment in Transferable Securities

COUNTRY BREAKDOWN *

June 30, 2016 (unaudited)

11.1%	Brazil
9.2%	South Korea
8.6%	Taiwan
7.5%	China
6.2%	Russia
5.6%	Mexico
4.6%	Indonesia
3.9%	Turkey
3.7%	Argentina
3.6%	Hungary
2.9%	South Africa
2.3%	Hong Kong
2.0%	United States
24.8%	Other
4.0%	Short-Term

100.0%	Total Investments

*	All data are as of June 30, 2016. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.0% or less in the following countries: Angola, Austria, Azerbaijan, Belgium, Chile, Colombia, Costa Rica, Croatia, Czech Republic, Dominican Republic, El Salvador, Gabon, Ivory Coast, Jamaica, Japan, Kazakhstan, Lebanon, Luxembourg, Morocco, Oman, Panama, Paraguay, Peru, Philippines, Romania, Sri Lanka, Thailand, Ukraine, United Arab Emirates, United Kingdom, United Republic of Tanzania, Uruguay, Venezuela and Vietnam.

AB Emerging Markets Multi Asset Portfolio

June 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange-traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2016:

Investments in Securities	Level 1		Level 2		Level 3		Total
Common Stocks:
Financials	$703,625		$1,734,540		$11,210		$2,449,375
Consumer Staples	847,469		1,556,141		– 0	–	2,403,610
Information Technology	– 0	–	2,174,821		– 0	–	2,174,821
Consumer Discretionary	573,708		1,167,171		– 0	–	1,740,879
Energy	1,104,204		613,815		– 0	–	1,718,019
Materials	81,770		1,362,141		– 0	–	1,443,911
Utilities	373,886		731,218		– 0	–	1,105,104
Industrials	99,102		876,132		– 0	–	975,234
Telecommunication Services	96,113		538,039		– 0	–	634,152
Health Care	186,455		298,617		– 0	–	485,072
Emerging Markets - Sovereigns	– 0	–	3,820,947		– 0	–	3,820,947
Governments - Treasuries	– 0	–	3,304,384		– 0	–	3,304,384
Governments - Sovereign Bonds	– 0	–	3,032,481		– 0	–	3,032,481
Quasi-Sovereigns	– 0	–	1,517,470		– 0	–	1,517,470
Emerging Markets - Treasuries	– 0	–	1,482,560		– 0	–	1,482,560
Governments - Sovereign Agencies	– 0	–	430,740		– 0	–	430,740
Investment Companies	– 0	–	399,902		– 0	–	399,902
Emerging Markets - Corporate Bonds	– 0	–	337,348		34,196		371,544
Local Governments - Regional Bonds	– 0	–	302,250		– 0	–	302,250
Options Purchased - Calls	– 0	–	6,840		– 0	–	6,840
Options Purchased - Puts	– 0	–	715		– 0	–	715
Short-Term Investments:
Investment Companies	1,232,429		– 0	–	– 0	–	1,232,429
Time Deposits	– 0	–	23,584		– 0	–	23,584
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	97,350		– 0	–	– 0	–	97,350

Total Investments in Securities	5,396,111		25,711,856+		45,406		31,153,373
Other Financial Instruments*:
Assets
Futures	24,422		82,857		– 0	–	107,279
Forward Currency Exchange Contracts	– 0	–	57,536		– 0	–	57,536
Credit Default Swaps	– 0	–	29,673		– 0	–	29,673
Total Return Swaps	– 0	–	76,615		– 0	–	76,615
Variance Swaps	– 0	–	11,791		– 0	–	11,791
Liabilities
Forward Currency Exchange Contracts	– 0	–	(48,463)		– 0	–	(48,463)
Credit Default Swaps	– 0	–	(772)		– 0	–	(772)
Variance Swaps	– 0	–	(34,935)		– 0	–	(34,935)

Total^	$5,420,533		$25,886,158		$45,406		$31,352,097

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks		Emerging Markets - Treasuries			Emerging Markets - Corporate Bonds		Totals
Balance as of 3/31/16	$22,423			$187,776		$39,896		$250,095
Accrued discounts/ (premiums)	– 0	–		– 0	–	– 0	–	– 0	–
Realized gain (loss)	– 0	–		– 0	–	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(11,213)			– 0	–	(5,700)		(16,913)
Purchases	– 0	–		– 0	–	– 0	–	– 0	–
Sales	– 0	–		– 0	–	– 0	–	– 0	–
Reclassification	– 0	–		– 0	–	– 0	–	– 0	–
Transfers into Level 3	– 0	–		– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–		(187,776)		– 0	–	(187,776)

Balance as of 6/30/16	$11,210		$	– 0	–	$34,196		$45,406	+

Net change in unrealized appreciation/depreciation from investments held as of 6/30/16**	$(11,213)		$	– 0	–	$(5,700)		$(16,913)

+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed-Income Shares, Inc. - Government Money Market Portfolio for the three months ended June 30, 2016 is as follows:

Market Value March 31, 2016 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value June 30, 2016 (000)	Dividend Income (000)
$4,798	$4,725	$8,291	$1,232	$2

A summary of the Fund’s investments of cash collateral for securities loaned transactions is as follows:

AB Fixed-Income Shares, Inc. - Government Money Market Portfolio

Market Value March 31, 2016 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value June 14, 2016 (000)			Dividend Income (000)
$35	$61	$96	$	– 0	–	$	– 0	–*

AB Exchange Reserves

Market Value June 27, 2016 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value June 30, 2016 (000)	Dividend Income (000)
$	– 0	–	$99	$2	$97	$	– 0	–*

*	Amount is less than $500.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 24, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 24, 2016